1.	Name and address of issuer:

S.I.S. Mercator Fund, Inc.
1325 Morris Drive,
Suite 203
Wayne, PA  19087

2. Name of each series or class of funds for which this notice is filed:

Global Equity Portfolio
Global Income Portfolio

3.  Investment Company Act File Number:

811-9078

	Securities Act File Number:

4.  Last day of fiscal year for which this notice is filed:

October 31, 1996

5.	Check box if this notice is being filed more than 180 days
after the close of the issuers fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuers 24f-2 declaration:

6.  Data of termination of issuers declaration under rule
24f-2(a)(1), if applicable  (see Instruction A.6):

	N/A

7. Number and amount of securities o the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

- 0 - shares	$- 0 -

8. Number and amount for securities registered during the fiscal year other than pursuant to rule 24f-2.

- 0 - shares	$- 0 -

9. Number and aggregate sale price of securities sold during the fiscal year:

4,126,265 shares	$41,387,032

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

4,126,265	$41,387,032

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

51,763 shares	$521,276

12.	Calculation of registration fee:
(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item
10):

 $41,387,032

(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

	+521,276
(iii)  Aggregate price of shares redeemed or
repurchased during the fiscal year (if applicable):

		-5,790,000

(iv)  Aggregate price of shares redeemed or
repurchased and previously applied as a reduction to filing fees pursuant to rule 24e- (if application):

		+- 0 -

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2
	[line (I), plus line (ii), less
line (iii), plus (iv)] (if applicable):

	36,118,308

(vi)  Multiplier prescribed by Section 6 (b) of the
Securities Act of 1933 or other applicable law or

(vii)  regulation (see Instruction C.6):
		x1/2900
(vii)  Fee due [line (I) or line (v) multiplied by line
(vi)]:
		12,455

Instruction: Issuers should complete line (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the fiscal year. See Instruction C.3.
13.	Check box if fees are being remitted to the Commissions
lockbox depository as described in section 3a of the Commissions Rules of informal and Other Procedures
(17 CFR 202.3a)
		X
	Date of mailing or wire transfer of filing fees to the Commissions lockbox depository:

	December 23, 1996

`

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*
				Elliot C.
Kauffman, Treasurer
Date 12/23/96



December 13, 1996


S.I.S. Mercator Fund, Inc.
1325 Morris Drive
Suite 203
Wayne, PA  19087

Gentlemen:

You have informed us that, in accordance with Rule 24f-2 under the Investment Company Act of 1940, as amended (the
1940 Act), S.I.S. Mercator Fund, Inc., a Maryland corporation (the Fund), intends to file a Rule 24f-2 Notice with the United States Securities and Exchange Commission
(the SEC), setting forth among other things, that during the fiscal year ending October 31, 1996, the Fund, having elected to register an indefinite number of shares of common stock, sold 2,812,646 shares of common stock of its Global Equity Portfolio and 1,365,382 shares of common stock of its Global Income Portfolio, or a total of 4,178,028 shares, in the aggregate, including shares issued pursuant to reinvestment of dividend and distributions, pursuant to such rule for such period.

We have acted as legal counsel to the Fund during the period of time referred to above and, as such, have reviewed the Articles of Incorporation of the Fund, its by-laws, the registration statement it has filed with the SEC on form N-1A and such minutes of the corporation proceedings and other documents and information as we deem material to our opinion.

Based on the foregoing, we are of the opinion that the 2,812,646 shares of common stock of its Global Equity
Portfolio and 1,365,382 shares of common stock of the Funds Global Income Portfolio, 4,178,028 shares in the aggregate, described in the Rule 24f-2 Notice as having been sold under such rule during the fiscal year ending October 31, 1996 were fully-paid non-assessable and legally issued shares of common stock.

We hereby consent to the filing of this opinion with the SEC as an exhibit or an accompaniment to the aforementioned
Rule 24f-2 Notice and as an exhibit to the Funds amendments to its registration statement on Form N-1A and to the reference to us in the prospectus of the Fund as legal counsel who have passed upon the legality of the offering of such shares of common stock. We also consent to the filing of this opinion with the securities regulatory agencies in the states and other jurisdictions in which such shares of common stock are offered for sale.

Very truly yours,

STRADLEY, RONON, STEVENS & YOUNG, LLP

By:/s/Stephen W. Kline
      Stephen W. Kline